BORROWINGS - Schedule of Detail Information of Borrowings (Details) $ in Thousands, $ in Thousands	Feb. 22, 2023 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Nov. 02, 2023 ARS ($)	Sep. 11, 2023 ARS ($)	Jun. 21, 2023 ARS ($)
Disclosure of detailed information about borrowings [line items]
Amount		$ 170,901,205		$ 320,918,859
Bank overdrafts		5,168,822		15,135,101
Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount		166,028,172		315,626,694
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount		$ 4,873,033		5,292,165
Corporate Notes - Serie Class 2
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate								6.50%
Amount								$ 71,723
Corporate Notes - Serie Class 3
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							7.49%
Amount							$ 55,000
Corporate Notes - Serie Class 4
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						6.00%
Amount						$ 10,000
Corporate Notes - Serie Class 1
Disclosure of detailed information about borrowings [line items]
Amount	$ 25,636,300
Maturity period	18 months
Corporate Notes - Serie Class 1 | BADLAR
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	2.00%
United States Dollars | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount			$ 13,857,619		$ 273,192
United States Dollars | Negotiable Promissory Notes One | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%	6.00%
Amount		$ 1,026,977,000		0
United States Dollars | Negotiable Promissory Notes Two | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%	6.00%
Amount		$ 2,563,066,000		0
United States Dollars | Negotiable Promissory Notes Three | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.00%	7.00%
Amount			$ 1,770,302		0
United States Dollars | Negotiable Promissory Notes Four | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.00%	7.00%
Amount			$ 2,925,992		0
United States Dollars | Negotiable Promissory Notes Five | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.25%	7.25%
Amount			$ 2,418,884		0
United States Dollars | Negotiable Promissory Notes Six | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.25%	7.25%
Amount			$ 2,284,544		0
United States Dollars | Negotiable Promissory Notes Seven | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.25%	7.25%
Amount			$ 104,302		0
United States Dollars | Negotiable Promissory Notes Eight | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.50%	7.50%
Amount			$ 763,552		0
United States Dollars | Banco Patagonia One | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount			$ 0		81,184
United States Dollars | Banco Patagonia Two | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%
Amount			$ 0		$ 192,008
United States Dollars | Corporate Bonds
Disclosure of detailed information about borrowings [line items]
Amount		$ 142,507,916		242,226,193
United States Dollars | Corporate Notes - Serie Class 2 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.50%	6.50%
Amount		$ 74,103,576		125,979,900
United States Dollars | Corporate Notes - Serie Class 3 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.49%	7.49%
Amount		$ 57,997,572		98,565,157
United States Dollars | Corporate Notes - Serie Class 4 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%	6.00%
Amount		$ 10,406,768		17,681,136
United States Dollars | Corporate Notes - Serie Class 1 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount		0		63,284,373
Local currency
Disclosure of detailed information about borrowings [line items]
Amount		14,535,670		78,419,474
Local currency | Advances In Account And Securities Guaranteed Borrowing
Disclosure of detailed information about borrowings [line items]
Amount		$ 14,535,670		15,135,101
Local currency | Bank overdrafts one | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		38.24%	38.24%
Amount		$ 4,873,033		5,018,973
Local currency | Bank overdrafts two | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		38.00%	38.00%
Amount		$ 295,789		10,116,128
Local currency | Securities-guaranteed borrowing | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		37.41%	37.41%
Amount		$ 9,366,848		0
Local currency | Corporate Bonds
Disclosure of detailed information about borrowings [line items]
Amount		$ 0		$ 63,284,373